Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document And Entity Information [Abstract]
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-23288
Entity Address, Address Line One	14 Atir Yeda St.
Entity Address, Address Line Two	P.O.Box 2164
Entity Address, Address Line Three	Kfar-Sava
Entity Address Country	IL
Entity Address, Postal Zip Code	4464323